RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 40,693	$ 55,300
Trade and other receivables (excluding prepayments and deferred compensation cost)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	11,029	4,253
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 29,664	$ 51,047